Nature Of Operations (Narrative) (Detail) (USD $)						1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Altynalmas Gold Ltd. [Member]	Dec. 31, 2010 Non-Revolving Interim Funding Facility [Member] Rio Tinto [Member]	Feb. 13, 2013 Subsequent Event [Member] Altynalmas Gold Ltd. [Member]	Apr. 17, 2012 Minimum [Member]	Apr. 17, 2012 Maximum [Member]
Nature Of Operations [Line Items]
Consolidated cash	$ 1,162,884,000	$ 998,054,000	$ 1,264,031,000
Consolidated working capital deficit	1,200,000,000
Accumulated deficit	(4,606,905,000)	(3,483,948,000)
Maximum borrowing capacity					1,800,000,000
Project finance amount							3,000,000,000	4,000,000,000
Ownership percentage				50.00%		50.00%
Total consideration						$ 300,000,000